FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 10,100	$ 9,700
Financial assets	44,558	41,335
Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial instruments designated as hedging instruments, at fair value	1,500	2,400
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	15,318	13,672
Financial instruments designated as hedging instruments, at fair value	$ 1,100	888
Shareholders' Loan | Renewable Power
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		$ 500